Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

7. Cash and Cash Equivalents:

Cash consists of cash on deposit and fixed term investments held in several major banks, and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

HSBC	$2,785	$880
Credit Agricole	630	641
Commerce Bank .	-	1,057
Citibank .	-	159
Other .	41	5
Total cash and cash equivalents	$3,456	$2,742